Lease	12 Months Ended
Dec. 31, 2022
Lease
Lease

15. Lease

The Group’s leasing activities primarily consist of operating leases for administrative offices. ASC 842 requires lessees to recognize ROU assets and lease liabilities on the balance sheet. The Group has elected an accounting policy to not recognize short-term leases (one year or less) on the balance sheet.

The Group recorded ROU assets and lease liabilities as a lessee. As of December 31, 2021 and 2022, ROU assets were approximately RMB95,609 and RMB62,898, respectively. As of December 31, 2021 and 2022, lease liabilities were approximately RMB105,885 and RMB71,257, respectively. Supplemental cash flow information related to operating leases was as follows:

	For the year ended December 31,
	2021	2022
	RMB	RMB
Cash payments for operating leases	44,072	46,169
ROU assets obtained in exchange for operating lease liabilities	9,137	5,979

15. Lease (Continued)

Future lease payments under operating leases as of December 31, 2022 were as follows:

Operating leases
RMB
Year ending December 31,
2023	53,268
2024	18,967
2025	1,652
2026	803
2027 and thereafter	—
Total future lease payments	74,690
Less: Imputed interest	(3,433)
Total lease liability balance	71,257

The weighted-average remaining lease term was 2.42 and 1.59 years as of December 31, 2021 and 2022, respectively.

The weighted-average discount rate used to determine the operating lease liability as of December 31, 2021 and 2022 was 5.90% and 5.85%, respectively.

Operating lease expenses for the year ended December 31, 2020, 2021 and 2022 were RMB40,432, RMB41,976 and RMB44,252, respectively, which excluded expenses of short-term contracts. Short-term lease expenses for the year ended December 31, 2020, 2021 and 2022 were RMB6,586, RMB7,929 and RMB5,146, respectively.

There were no material early terminated leases for the years ended December 31, 2021 and 2022, respectively.

As of December 31, 2021 and 2022, no additional operating leases have not yet commenced.